Other assets-Other / Other liabilities - Schedule of Other Assets-Other and Other Liabilities (Parenthetical) (Detail) - JPY (¥) ¥ in Millions		Mar. 31, 2015	Mar. 31, 2014
Other Assets Other And Other Liabilities [Line Items]
Investments in equity securities for other than operating purposes	[1]	¥ 162,644	¥ 133,742
Carrying value of investment contracts underwritten		258,310	270,950
Estimated fair value of investment contracts underwritten		261,039	274,991
Listed equity securities [Member]
Other Assets Other And Other Liabilities [Line Items]
Investments in equity securities for other than operating purposes		140,024	114,582
Unlisted equity securities [Member]
Other Assets Other And Other Liabilities [Line Items]
Investments in equity securities for other than operating purposes		¥ 22,621	¥ 19,160

[1]	Includes marketable and non-marketable equity securities held for other than trading or operating purposes. These investments were comprised of listed equity securities and unlisted equity securities of \114,582 million and \19,160 million respectively, as of March 31, 2014, and \140,024 million and \22,621 million respectively, as of March 31, 2015. These securities are carried at fair value, with changes in fair value recognized within Revenue-Other in the consolidated statements of income.